Equipment (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Property, Plant and Equipment [Abstract]
Schedule of Equipment

The components of equipment are as follows:

	March 31, 2023	June 30, 2022
Computer equipment	$40,313	$35,911
Furniture and equipment	35,772	34,526
Equipment, at cost	76,085	70,437
Accumulated depreciation and finance lease amortization	(46,010)	(26,512)
Equipment, net	$30,075	$43,925

The components of equipment follow:

	June 30, 2022	June 30, 2021
Computer equipment	$35,911	$258,049
Furniture and equipment	34,526	249,070
Leasehold improvements	-	221,787
Finance lease asset	-	117,979
Equipment, at cost	70,437	846,885
Accumulated depreciation and finance lease amortization	(26,512)	(119,943)
Equipment, net	$43,925	$726,942